POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016,

AS REVISED MARCH 21, 2016, AS PREVIOUSLY SUPPLEMENTED

DECEMBER 6, 2016 AND MARCH 24, 2016 OF:

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

Important Notice Regarding a Change to the Unitary Management Fee

of the PowerShares S&P International Developed Quality Portfolio (the “Fund”)

At a meeting held on December 15, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II approved a reduction in the annual unitary management fee of the Fund to 0.29% of the Fund’s average daily net assets. The reduced fee will become effective on January 1, 2017.

Please Retain This Supplement for Future Reference.

P-PS-PRO-EQI-2-SUP-3 121616

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2016 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED FEBRUARY 29, 2016, AS PREVIOUSLY SUPPLEMENTED

DECEMBER 7, 2016, OCTOBER 7, 2016, JUNE 15, 2016, MARCH 24, 2016 AND MARCH 8, 2016

Important Notice Regarding a Change to the Unitary Management Fee

of the PowerShares S&P International Developed Quality Portfolio (the “Fund”)

At a meeting held on December 15, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II approved a reduction in the annual unitary management fee of the Fund to 0.29% of the Fund’s average daily net assets. The reduced fee will become effective on January 1, 2017.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-TRUSTII-SUP-4 121616